Schedule of investments
Nomura Smid Cap Core Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.88%♣
Communication Services — 1.46%
IMAX †	104,624	$ 4,170,312
Nexstar Media Group	9,059	1,617,847
		5,788,159
Consumer Discretionary — 8.30%
Aramark	51,128	2,909,183
BorgWarner	45,995	3,054,068
Brinker International †	14,302	2,402,736
Dick's Sporting Goods	22,443	5,090,297
KB Home	21,786	1,363,586
Life Time Group Holdings †	98,966	4,041,771
Steven Madden	79,884	3,363,116
Texas Roadhouse	12,831	2,479,334
Toll Brothers	24,338	4,009,686
YETI Holdings †	82,824	4,104,758
		32,818,535
Consumer Staples — 2.78%
BJ's Wholesale Club Holdings †	19,196	1,674,275
Casey's General Stores	9,049	7,192,055
Performance Food Group †	19,123	2,137,760
		11,004,090
Energy — 4.51%
Expand Energy	42,374	3,864,085
International Seaways	33,402	2,558,259
Liberty Energy	218,591	5,724,899
Permian Resources Class A	308,025	5,670,740
		17,817,983
Financials — 15.09%
Ally Financial	132,003	6,065,538
Axis Capital Holdings	58,405	6,275,033
East West Bancorp	54,519	7,037,858
Essent Group	52,937	3,402,790
Evercore Class A	9,427	3,218,755
Hamilton Lane Class A	59,518	4,691,804
Reinsurance Group of America	17,974	3,822,171
SouthState Bank	56,762	5,670,524
Stifel Financial	74,513	5,198,772
UMB Financial	9,627	1,374,351
Webster Financial	57,458	4,390,940
WSFS Financial	41,540	3,187,364
Zions Bancorp	76,813	5,314,691
		59,650,591
Healthcare — 12.51%
Axsome Therapeutics †	27,592	6,753,694
Bio-Techne	36,450	2,575,192
Blueprint Medicines =, †	23,060	0
Encompass Health	29,226	2,954,164
Glaukos †	17,155	2,397,583
Guardant Health †	20,698	3,105,321
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Halozyme Therapeutics †	59,740	$ 4,675,850
Insmed †	38,893	4,146,772
Lantheus Holdings †	30,759	3,412,403
Ligand Pharmaceuticals †	23,328	7,373,748
Natera †	9,077	2,463,952
Neurocrine Biosciences †	33,638	5,669,180
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
Repligen †	13,581	1,852,992
Ultragenyx Pharmaceutical †	62,037	2,071,415
		49,452,266
Industrials — 26.31%
ABM Industries	30,798	1,362,504
API Group †	56,787	2,404,929
Applied Industrial Technologies	11,483	3,882,976
Arcosa	38,098	5,535,258
Bloom Energy Class A †	4,466	1,351,858
Boise Cascade	17,310	1,343,775
Carlisle	4,150	1,505,413
Carpenter Technology	5,596	3,451,837
Casella Waste Systems Class A †	21,362	2,071,473
Clean Harbors †	10,146	3,031,118
Dycom Industries †	4,353	2,200,833
ExlService Holdings †	109,490	2,831,411
Federal Signal	31,379	4,031,888
FTAI Aviation	6,099	1,649,962
Gates Industrial †	101,950	2,851,542
Graco	25,973	1,963,819
Kadant	6,154	1,933,771
KBR	37,627	1,299,260
Kirby †	35,687	4,852,361
Knight-Swift Transportation Holdings	38,388	2,989,274
Kratos Defense & Security Solutions †	21,291	1,061,569
Lincoln Electric Holdings	16,152	4,288,518
Mueller Industries	8,799	1,081,661
nVent Electric	20,652	3,502,786
Quanta Services	5,490	3,953,020
Regal Rexnord	17,805	4,240,973
Saia †	3,388	1,426,890
SPX Technologies †	11,291	2,768,214
Sterling Infrastructure †	2,236	1,876,809
Tecnoglass	51,022	2,388,340
Tetra Tech	82,569	2,385,418
Trex †	52,881	2,646,165
UL Solutions Class A	20,582	2,096,483
Vicor †	2,974	1,129,466
NQ- IV065 [0626] 0826 (5831270)    1

Schedule of investments
Nomura Smid Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
WESCO International	15,447	$ 5,335,857
WillScot Holdings	130,271	3,759,621
X-Energy †	117,404	2,155,537
XPO †	6,606	1,356,146
Zurn Elkay Water Solutions	78,988	3,991,264
		103,989,999
Information Technology — 17.20%
Applied Digital †	24,083	898,296
Applied Optoelectronics †	9,966	1,476,563
Astera Labs †	13,876	6,702,385
Box Class A †	51,455	1,365,616
Coherent †	12,592	4,967,166
DigitalOcean Holdings †	9,500	1,491,785
Dynatrace †	44,070	1,935,114
Fabrinet †	2,466	1,386,089
Guidewire Software †	34,038	4,188,376
Hut 8 †	8,380	967,429
MACOM Technology Solutions Holdings †	20,220	7,691,081
MaxLinear †	10,439	1,336,505
MKS	11,056	4,917,709
Onto Innovation †	4,584	1,734,815
Procore Technologies †	31,980	1,299,028
PTC †	9,581	1,088,497
Q2 Holdings †	60,909	2,929,723
Rubrik Class A †	15,486	1,243,216
Semtech †	53,482	8,656,062
SiTime †	2,043	1,523,179
SPS Commerce †	24,783	1,416,844
Terawulf †	37,843	934,722
TTM Technologies †	8,430	1,576,579
Varonis Systems †	92,072	3,863,341
Viasat †	16,437	1,476,207
Viavi Solutions †	19,552	933,608
		67,999,935
Materials — 3.81%
Kaiser Aluminum	28,219	5,520,483
Minerals Technologies	75,072	5,553,076
Reliance	10,694	3,995,278
		15,068,837
Real Estate — 5.00%
Brixmor Property Group	88,508	2,790,657
Camden Property Trust	35,307	4,042,298
First Industrial Realty Trust	65,738	4,030,397
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate (continued)
Healthpeak Properties	83,615	$ 1,789,361
Jones Lang LaSalle †	9,928	3,077,184
Kite Realty Group Trust	142,779	4,052,068
		19,781,965
Utilities — 1.91%
Black Hills	41,407	3,080,681
Spire	57,214	4,467,841
		7,548,522
Total Common Stocks (cost $254,295,050)		390,920,882

Short-Term Investments — 1.30%
Money Market Mutual Funds — 1.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,281,528	1,281,528
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,281,528	1,281,528
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,281,529	1,281,529
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,281,527	1,281,527
Total Short-Term Investments (cost $5,126,112)		5,126,112

Total Value of Securities—100.18% (cost $259,421,162)		396,046,994
Liabilities Net of Receivables and Other Assets—(0.18%)		(723,106)
Net Assets Applicable to 16,662,292 Shares Outstanding—100.00%		$395,323,888
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV065 [0626] 0826 (5831270)